Derivative Financial Instruments - Summary of Effectiveness of Cash Flow and Net Investment Hedges on Consolidated Statement of Income and Consolidated Statement of Other Comprehensive Income (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	$ (2,190)	$ (2,406)
Net gains (losses) recognized in OCI	(11,954)	9
Amount reclassified to net income as the hedged item affects net income	4,142	207
AOCI gains/ (losses) ending of year	(10,002)	(2,190)
Active hedges	(10,099)	(2,817)
Discountinued hedges	97	627
Cash flow hedges [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	(361)	730
Net gains (losses) recognized in OCI	(10,037)	(1,267)
Amount reclassified to net income as the hedged item affects net income	3,880	176
AOCI gains/ (losses) ending of year	(6,518)	(361)
Active hedges	(6,712)	(1,091)
Discountinued hedges	194	730
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	(456)	412
Net gains (losses) recognized in OCI	(4,204)	(1,033)
Amount reclassified to net income as the hedged item affects net income	1,202	165
AOCI gains/ (losses) ending of year	(3,458)	(456)
Active hedges	(3,526)	(991)
Discountinued hedges	68	535
Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	(9)	1,054
Net gains (losses) recognized in OCI	(4,294)	1,434
Amount reclassified to net income as the hedged item affects net income	2,428	(2,497)
AOCI gains/ (losses) ending of year	(1,875)	(9)
Active hedges	(2,003)	(192)
Discountinued hedges	128	183
Cash flow hedges [member] | Currency risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	43	(706)
Net gains (losses) recognized in OCI	(1,405)	(1,998)
Amount reclassified to net income as the hedged item affects net income	181	2,747
AOCI gains/ (losses) ending of year	(1,181)	43
Active hedges	(1,179)	31
Discountinued hedges	(2)	12
Cash flow hedges [member] | Equity price risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	61	(30)
Net gains (losses) recognized in OCI	(134)	330
Amount reclassified to net income as the hedged item affects net income	69	(239)
AOCI gains/ (losses) ending of year	(4)	61
Active hedges	(4)	61
Hedges of net investment in foreign operations [member] | Currency risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	(1,829)	(3,136)
Net gains (losses) recognized in OCI	(1,917)	1,276
Amount reclassified to net income as the hedged item affects net income	262	31
AOCI gains/ (losses) ending of year	(3,484)	(1,829)
Active hedges	(3,387)	(1,726)
Discountinued hedges	$ (97)	$ (103)